SUMMARY OF MATERIAL ACCOUNTING POLICIES - Impairment of tangible and intangible assets excluding goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Impairment loss	$ 0	$ 1,751	$ 0